Reportable Segments (Citadel) (Citadel Broadcasting Corp. [Member])	6 Months Ended
Jun. 30, 2011
Citadel Broadcasting Corp. [Member]
Reportable Segments

14. Reportable Segments

The Company operates two reportable segments, Radio Markets and Radio Network, as there is discrete financial information available for each segment and the segment operating results are reviewed by the chief operating decision maker. The Radio Markets' revenue is primarily derived from the sale of broadcasting time to local, regional and national advertisers. Revenue for the Radio Network is generated primarily through national advertising. The Company presents segment operating income ("SOI"), which is not calculated according to accounting principles generally accepted in the United States, as the primary measure of operating performance; for planning purposes, including the preparation of the Company's annual operating budget; to allocate resources to enhance the financial performance of our business; to evaluate the effectiveness of our business strategies; to provide consistency and comparability with past financial performance; to facilitate a comparison of our results with those of other companies; in communications with our board of directors concerning our financial performance; and when determining management's incentive compensation. SOI is defined as operating income by segment adjusted to exclude depreciation and amortization, local marketing agreement fees, non-cash compensation expense and related taxes, corporate general and administrative expenses, and other, net. The Company believes the presentation of SOI is relevant and useful for investors because it allows investors to view segment performance in a manner similar to a primary method used by the Company's management and enhances their ability to understand the Company's operating performance.

Three Month Periods

	Successor		Predecessor
	Three Months Ended June 30, 2011	Period from June 1, 2010 through June 30, 2010	Period from April 1, 2010 through May 31, 2010
		(in thousands)
Net revenue:
Radio Markets	$157,734	$55,529	$108,969
Radio Network	28,510	8,918	22,265

Intersegment revenue:
Radio Markets	(1,248)	(420)	(838)
Radio Network	—	—	—

Net revenue	$184,996	$64,027	$130,396

SOI:
Radio Markets	$65,498	$24,497	$47,640
Radio Network	4,481	984	4,674
Corporate general and administrative	(13,366)	(1,792)	(3,769)
Local marketing agreement fees	(109)	(100)	(186)
Non-cash compensation expense and related taxes	(3,301)	—	(994)
Depreciation and amortization	(23,074)	(8,592)	(4,510)
Other, net	(1,794)	(1,013)	(856)

Operating income	28,335	13,984	41,999

Reorganization items, net	—	—	(1,027,557)
Interest expense, net	12,085	6,314	7,251
Write-off of deferred financing costs	1,048	—	—

Income before income taxes	15,202	7,670	1,062,305

Income tax expense	6,463	4,540	4,078

Net income	$8,739	$3,130	$1,058,227

Segment local marketing agreement fees:
Radio Markets	$109	$100	$186
Radio Network	—	—	—

Total segment local marketing agreement fees	$109	$100	$186

Segment non-cash compensation expense and related taxes:
Radio Markets	$2,958	$—	$848
Radio Network	343	—	146

Total segment non-cash compensation expense and related taxes	$3,301	$—	$994

Segment depreciation and amortization:
Radio Markets	$19,618	$7,480	$3,338
Radio Network	3,456	1,112	1,172

Total segment depreciation and amortization	$23,074	$8,592	$4,510

Six Month Periods

	Successor		Predecessor
	Six Months Ended June 30, 2011	Period from June 1, 2010 through June 30, 2010	Period from January 1, 2010 through May 31, 2010
		(in thousands)
Net revenue:
Radio Markets	$294,099	$55,529	$247,112
Radio Network	53,380	8,918	50,324

Intersegment revenue:
Radio Markets	(2,461)	(420)	(2,012)
Radio Network	—	—	—

Net revenue	$345,018	$64,027	$295,424

SOI:
Radio Markets	$112,461	$24,497	$94,023
Radio Network	5,633	984	8,027
Corporate general and administrative	(27,818)	(1,792)	(8,929)
Local marketing agreement fees	(208)	(100)	(455)
Non-cash compensation expense and related taxes	(6,108)	—	(1,311)
Depreciation and amortization	(46,117)	(8,592)	(11,365)
Other, net	(9,078)	(1,013)	(854)

Operating income (loss)	28,765	13,984	79,136

Reorganization items, net	—	—	(1,014,077)
Interest expense, net	24,496	6,314	17,771
Write-off of deferred financing costs	1,048	—	—

Income before income taxes	3,221	7,670	1,075,442

Income tax expense	1,120	4,540	5,737

Net income	$2,101	$3,130	$1,069,705

Segment local marketing agreement fees:
Radio Markets	$208	$100	$455
Radio Network	—	—	—

Total segment local marketing agreement fees	$208	$100	$455

Segment non-cash compensation expense and related taxes:
Radio Markets	$5,444	$—	$1,143
Radio Network	664	—	168

Total segment non-cash compensation expense and related taxes	$6,108	$—	$1,311

Segment depreciation and amortization:
Radio Markets	$39,206	$7,480	$8,370
Radio Network	6,911	1,112	2,995

Total segment depreciation and amortization	$46,117	$8,592	$11,365

	Successor
	June 30, 2011	December 31, 2010
	(in thousands)
Identifiable assets:
Radio Markets, exclusive of goodwill shown separately below	$1,369,232	$1,416,723
Goodwill	719,229	719,229

Total Radio Markets identifiable assets	$2,088,461	$2,135,952

Radio Network, exclusive of goodwill shown separately below	$108,606	$103,130
Goodwill	44,620	44,620

Total Radio Network identifiable assets	$153,226	$147,750

Corporate and other identifiable assets	$110,667	$124,412

Total assets	$2,352,354	$2,408,114